EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11. EQUITY TRANSACTIONS

Series A Preferred Stock

The Series A Preferred Stock has a cumulative 7% per annum quarterly dividend and is convertible into the number of shares of common stock by dividing the purchase price for the convertible preferred stock by conversion price in effect, currently $4.44. The convertible preferred stock has anti-dilution provisions, which can change the conversion price in certain circumstances. In the event the Company subdivides its outstanding shares of common stock into a greater number of shares of common stock the conversion price in effect would be reduced, thereby increasing the total number of shares of common stock that the convertible preferred stock is convertible into.  At any time until February 22, 2010, the holder had the right to convert the shares of convertible preferred stock into the Company’s common stock.  Upon liquidation, dissolution or winding up of the Company, the stockholders of the convertible preferred stock are entitled to receive $100 per share plus any accrued and unpaid dividends before distributions to any holder of the Company’s common stock.  At any time on or after February 22, 2003, the Company may redeem the convertible preferred stock at a redemption price in cash equal to the liquidation preference per share plus any accrued and unpaid dividends thereon through the date of such redemption.

The Company recorded $77 thousand in Series A Preferred Stock dividend for the years ended December 31, 2011 and 2010.  The Company had Series A Preferred Stock accrued dividends of $115 as of December 31, 2011 and 2010.

Series B Preferred Stock

The Company issued 60,500 shares of $1 par value, $100 stated value Series B preferred convertible shares (“Series B Preferred”).  The buyers of the Series B Preferred shares were accredited investors under Rule 501(a) of Regulation D of the Securities Act of 1933, and included A Plus, JMR Capital Ltd., and Catalysis Partners, LLC.  Wayne Lin, a member of our board of directors (“Board”) is founder and significant beneficial owner of A Plus.  John Francis, a member of our Board, has voting and investment control over securities held by Francis Capital Management, LLC, which acts as the investment manager for Catalysis Partners, LLC.

The rights, preferences and privileges of the Series B Preferred are set forth in the Certificate of Designation of Preferences, Rights and Limitations of Series B Convertible Preferred Stock filed with the Secretary of State of the State of Delaware on the initial closing date of June 24, 2010 (the “Series B Certificate”) (500 of the 60,500 shares were issued on a subsequent closing date, on substantially the same terms, on December 6, 2010).  The Series B Certificate authorizes 150,000 shares of Series B Preferred, with a par value of $1.00 per share and a stated value per share of $100.  Holders of the Series B Preferred are entitled to receive quarterly cumulative dividends at a rate of 7% per annum, beginning on July 1, 2010.  All dividends due on or prior to December 31, 2011 (since amended to December 31, 2012) are payable in kind in the form of additional shares of Series B Preferred, and all dividends payable after December 31, 2011 (since amended to December 31, 2012) are payable solely in cash. For the years ended December 31, 2011 and 2010, the Company issued 4,275 and 1,089 shares, respectively, of additional shares of Series B Preferred Stock for dividends payable.

As long as shares of Series B Preferred are outstanding, we are restricted from making certain payments in respect of any of our junior and  pari passu  securities, except that we may pay dividends due and paid in the ordinary course on our Series A Preferred Stock when we are otherwise in compliance with our payment obligations to the holders of the Series B Preferred.

The Series B Preferred does not have voting rights except (i) as provided by Delaware law; (ii) upon the occurrence of the fifth anniversary of the issue date; or (iii) upon our failure to pay dividends for two consecutive quarters or three non-consecutive quarters.  Upon the occurrence of either event described in (ii) or (iii), the holders of the Series B Preferred are entitled to elect two additional directors to our board of directors and, within two business days, we must create a special committee of our board of directors consisting of up to three directors, of which two must be the two newly-elected additional directors, and promptly grant such special committee sole and exclusive authority and power to investigate, negotiate and consummate a sale of the Company or strategic alternative thereto.  The Series B Preferred are entitled to receive, prior and in preference to all other shares of our capital stock (with an exception noted below), upon liquidation, dissolution or winding up of the Company an amount per share equal to the greater of (i) the stated value of the Series B Preferred, plus accrued but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into our common stock immediately prior to such liquidation. Notwithstanding the foregoing, the first $1,095,000 of distributable amounts in liquidation shall first be paid to the holders of our Series A Preferred Stock.  Mergers, sales of substantially all assets and similar transactions are deemed to be liquidations for purposes of the liquidation preference.

The Series B Preferred is convertible at any time at the option of the holder into shares of our common stock at $0.75 per share, subject to conventional adjustments for stock splits, stock combinations and the like.  The Company is subject to certain liquidated damages if it fails to timely honor its conversion obligations as set forth in the Series B Certificate. The Series B Preferred is not redeemable either by the Company or by the holders.  However, shares of the Company’s Series B Preferred automatically convert into shares of our common stock at the $0.75 conversion price if both of the following conditions are satisfied: (a) the daily volume weighted average price of our common stock is equal to or in excess of $1.50 per share for all trading days during any 6-month period and (b) the number of shares traded during such period averages at least 50,000 shares of common stock per trading day.  Also, the Series B Preferred automatically convert into shares of our common stock at the applicable conversion price if our operating income is positive for at least four consecutive fiscal quarters and our cumulative operating income during such four fiscal quarters is at least $5,000,000.

As contemplated by the Purchase Agreement, on the June 24, 2010 (the “Closing Date”) we also entered into a Registration Rights Agreement with the buyers (the “Holders”), to provide for certain registration rights (the “Registration Rights Agreement”). The required registration statement became effective on August 12, 2011 and the Company has agreed to use commercially reasonable efforts to maintain effectiveness for three years after registration statement becomes effective.

Common Stock

In December 2010, the Company entered into an agreement with convertible note holders and exchanged $1.4 million in principal and interest for 500,000 newly issued shares of the Company’s common stock at a price of $0.80 per share.

In February 2011 the Company issued 75,000 shares of restricted stock to a consultant for services previously rendered in 2010, contracted for by prior management.

On March 29 and March 30, 2011, the Company closed on a private placement financing raising $7.1 million through the issuance of 9.489 million shares of the Company’s $0.33 par value common stock at a selling price of $0.75 per share.  The buyers of the common shares were accredited investors under Rule 501(a) of Regulation D of the Securities Act of 1933., and included Kinderhook Partners, L.P. (“Kinderhook”) and A Plus and certain members of management (collectively referred to as the “Buyers”).  Wayne Lin, a member of our board of directors is founder and significant beneficial owner of A Plus.  Kinderhook is an investment fund based in Fort Lee, NJ.

            In connection with the private placement, the Company also entered into a Registration Rights Agreement with the buyers, pursuant to which the Company agreed to register share of the common stock issued, as well as any other shares of common stock held by the Holders on the closing date, along with future common shares for the holders of the Series B Preferred Stock. The required registration statement became effective on August 12, 2011 and the Company has agreed to use commercially reasonable efforts to maintain effectiveness for three years after registration statement becomes effective.